Other information by nature - impact of leases on net profit before taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of leases [Abstract]
Depreciation, right-of-use assets	€ 346
Interest expense on lease liabilities	88	€ 0	€ 0
Expense relating to variable lease payments not included in measurement of lease liabilities	3
Income from subleasing right-of-use assets	(85)
Expenses short-term leases and leases of low-value assets	186
Gains (losses) arising from sale and leaseback transactions	(91)
Impact of leases on profit before taxes	€ 447